Retirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Benefits [Line Items]
Pretax curtailment gain	$ 75
Noncurrent refund liability	60
Gain on curtailment of other postretirement benefit plans		(15)	0	0
Contributions by employer, defined contribution plan		11.0
ETP [Member]
Retirement Benefits [Line Items]
Contributions by employer, defined contribution plan			14.0	10.0
Regency [Member]
Retirement Benefits [Line Items]
Contributions by employer, defined contribution plan			2.0
Sunoco [Member]
Retirement Benefits [Line Items]
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	200	200
Savings Plan [Member]
Retirement Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	6
Supplemental Employee Retirement Plans, Defined Benefit [Member]
Retirement Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	2
Pension Benefits | Southern Union [Member]
Retirement Benefits [Line Items]
Large Cap US Equitiies	36.00%	36.00%
Fixed Income Securities	54.00%	54.00%
Other Investments - Plan Asset Allocation	10.00%	10.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	18	18
Pension Benefits | Equity [Member] | Southern Union [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum		25.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum		70.00%
Pension Benefits | Fixed Income Investments [Member] | Southern Union [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum		15.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum		35.00%
Pension Benefits | Alternative Assets [Member] | Southern Union [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum		10.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum		35.00%
Pension Benefits | Cash [Member] | Southern Union [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Allocation Percentage, Cash Minimum		0.00%
Defined Benefit Plan, Target Allocation Percentage, Cash Maximum		10.00%
Other Postretirement Benefits
Retirement Benefits [Line Items]
Gain on curtailment of other postretirement benefit plans		15
Other Postretirement Benefits | Southern Union [Member]
Retirement Benefits [Line Items]
Large Cap US Equitiies	19.00%	19.00%
Fixed Income Securities	74.00%	74.00%
Cash Fund Investments	4.00%	4.00%
Other Investments - Plan Asset Allocation	3.00%	3.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 8	$ 8
Other Postretirement Benefits | Equity [Member] | Southern Union [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum		25.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum		35.00%
Other Postretirement Benefits | Fixed Income Investments [Member] | Southern Union [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum		65.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum		75.00%
Other Postretirement Benefits | Cash [Member] | Southern Union [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Allocation Percentage, Cash Minimum		0.00%
Defined Benefit Plan, Target Allocation Percentage, Cash Maximum		10.00%